Significant Operating Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
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Minimum Lease Payments Expensed	The Company expensed the lease payments as follows:

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Minimum lease payments	$996.0	$1,135.7	$2,178.1

Future Minimum Lease Payments under Non-cancellable Operating Leases

Future minimum lease payments under the above non-cancellable operating leases are as follows:

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Not later than 1 year	$1,321.5	$3,116.2
Later than 1 year and not later than 5 years	3,677.4	5,174.7
Later than 5 years	6,624.0	8,905.9

	$11,622.9	$17,196.8